Shareholder Report, Line Graph (Details) - USD ($)		1 Months Ended	2 Months Ended	3 Months Ended	4 Months Ended	5 Months Ended	6 Months Ended	7 Months Ended	8 Months Ended	9 Months Ended	10 Months Ended	11 Months Ended	12 Months Ended		13 Months Ended	14 Months Ended	15 Months Ended	16 Months Ended	17 Months Ended	18 Months Ended	19 Months Ended	20 Months Ended	21 Months Ended	22 Months Ended	23 Months Ended	24 Months Ended	25 Months Ended	26 Months Ended	27 Months Ended	28 Months Ended	29 Months Ended	30 Months Ended	31 Months Ended	32 Months Ended	33 Months Ended	34 Months Ended	35 Months Ended	36 Months Ended	37 Months Ended	38 Months Ended	39 Months Ended	40 Months Ended	41 Months Ended	42 Months Ended	43 Months Ended	44 Months Ended	45 Months Ended	46 Months Ended	47 Months Ended	48 Months Ended	49 Months Ended	50 Months Ended	51 Months Ended	52 Months Ended	53 Months Ended	54 Months Ended	55 Months Ended	56 Months Ended	57 Months Ended	58 Months Ended	59 Months Ended	60 Months Ended	61 Months Ended	62 Months Ended	63 Months Ended	64 Months Ended	65 Months Ended	66 Months Ended	67 Months Ended	68 Months Ended	69 Months Ended	70 Months Ended	71 Months Ended	72 Months Ended	73 Months Ended	74 Months Ended	75 Months Ended	76 Months Ended	77 Months Ended	78 Months Ended	79 Months Ended	80 Months Ended	81 Months Ended	82 Months Ended	83 Months Ended	84 Months Ended	85 Months Ended	86 Months Ended	87 Months Ended	88 Months Ended	89 Months Ended	90 Months Ended	91 Months Ended	92 Months Ended	93 Months Ended	94 Months Ended	95 Months Ended	96 Months Ended	97 Months Ended	98 Months Ended	99 Months Ended	100 Months Ended	101 Months Ended	102 Months Ended	103 Months Ended	104 Months Ended	105 Months Ended	106 Months Ended	107 Months Ended	108 Months Ended	109 Months Ended	110 Months Ended	111 Months Ended	112 Months Ended	113 Months Ended	114 Months Ended	115 Months Ended	116 Months Ended	117 Months Ended	118 Months Ended	119 Months Ended	120 Months Ended
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C000139703
Account Value [Line Items]
Line Graph and Table Measure Name													ADV Class
Accumulated Value	$ 10,000	$ 9,940	$ 9,912	$ 10,173	$ 10,354	$ 10,434	$ 10,420	$ 10,547	$ 10,605	$ 10,719	$ 10,786	$ 10,806		$ 10,921	$ 10,965	$ 11,016	$ 11,036	$ 11,079	$ 11,123	$ 11,118	$ 11,190	$ 11,188	$ 11,233	$ 11,294	$ 11,291	$ 11,325	$ 11,435	$ 11,455	$ 11,480	$ 11,528	$ 11,542	$ 11,556	$ 11,632	$ 11,684	$ 11,748	$ 11,739	$ 11,630	$ 11,333	$ 11,609	$ 11,779	$ 11,748	$ 11,909	$ 11,865	$ 11,884	$ 11,957	$ 11,929	$ 11,986	$ 11,937	$ 12,005	$ 12,179	$ 12,209	$ 12,061	$ 10,923	$ 11,307	$ 11,609	$ 11,694	$ 11,890	$ 12,045	$ 12,064	$ 12,085	$ 12,324	$ 12,454	$ 12,556	$ 12,616	$ 12,608	$ 12,657	$ 12,703	$ 12,748	$ 12,740	$ 12,818	$ 12,880	$ 12,885	$ 12,847	$ 12,923	$ 12,928	$ 12,873	$ 12,867	$ 12,846	$ 12,543	$ 12,213	$ 12,483	$ 12,600	$ 12,308	$ 12,421	$ 12,597	$ 12,616	$ 12,923	$ 12,972	$ 12,969	$ 13,092	$ 13,032	$ 13,310	$ 13,468	$ 13,604	$ 13,682	$ 13,640	$ 13,835	$ 14,065	$ 14,118	$ 14,231	$ 14,348	$ 14,414	$ 14,516	$ 14,581	$ 14,684	$ 14,785	$ 14,865	$ 14,979	$ 15,089	$ 15,165	$ 15,258	$ 15,270	$ 15,187	$ 15,172	$ 15,408	$ 15,498	$ 15,555	$ 15,627	$ 15,692	$ 15,745	$ 15,775	$ 15,823
C000014195
Account Value [Line Items]
Line Graph and Table Measure Name													Initial Class
Accumulated Value	10,000	9,937	9,908	10,179	10,346	10,423	10,419	10,544	10,599	10,699	10,765	10,794		10,895	10,936	10,985	11,003	11,043	11,085	11,090	11,147	11,142	11,185	11,243	11,250	11,270	11,376	11,394	11,428	11,462	11,486	11,485	11,558	11,607	11,669	11,658	11,546	11,261	11,521	11,687	11,654	11,811	11,765	11,781	11,852	11,834	11,875	11,823	11,889	12,059	12,085	11,937	10,821	11,185	11,482	11,563	11,755	11,906	11,922	11,941	12,174	12,300	12,398	12,455	12,444	12,491	12,533	12,589	12,564	12,639	12,697	12,699	12,659	12,746	12,734	12,677	12,668	12,645	12,344	12,015	12,279	12,391	12,101	12,210	12,395	12,397	12,696	12,741	12,737	12,854	12,808	13,063	13,231	13,346	13,419	13,375	13,564	13,787	13,836	13,944	14,056	14,118	14,215	14,275	14,372	14,469	14,544	14,652	14,757	14,846	14,916	14,925	14,840	14,823	15,050	15,135	15,187	15,255	15,315	15,363	15,390	15,433
C000162648
Account Value [Line Items]
Line Graph and Table Measure Name													Institutional Class
Accumulated Value	10,000	9,940	9,912	10,173	10,354	10,423	10,423	10,553	10,613	10,718	10,804	10,827		10,945	10,993	11,047	11,056	11,113	11,147	11,156	11,228	11,228	11,275	11,337	11,335	11,357	11,471	11,495	11,535	11,587	11,603	11,620	11,700	11,742	11,811	11,806	11,711	11,416	11,698	11,858	11,829	12,006	11,951	11,972	12,063	12,038	12,085	12,052	12,111	12,289	12,323	12,190	11,044	11,436	11,747	11,821	12,020	12,182	12,206	12,245	12,491	12,613	12,735	12,786	12,782	12,835	12,882	12,944	12,937	13,002	13,065	13,071	13,032	13,126	13,118	13,063	13,057	13,038	12,745	12,397	12,676	12,797	12,504	12,638	12,823	12,829	13,146	13,214	13,202	13,332	13,292	13,564	13,746	13,870	13,951	13,914	14,119	14,358	14,416	14,537	14,661	14,734	14,843	14,915	15,024	15,134	15,220	15,341	15,457	15,556	15,636	15,670	15,573	15,563	15,808	15,922	15,965	16,043	16,112	16,170	16,205	16,257
EATON VANCE Index: Bloomberg U.S. Universal Index
Account Value [Line Items]
Line Graph and Table Measure Name													Bloomberg U.S. Universal Index
Accumulated Value	10,000	10,110	10,182	10,307	10,377	10,385	10,568	10,655	10,667	10,669	10,598	10,360		10,391	10,428	10,508	10,505	10,592	10,674	10,664	10,718	10,810	10,772	10,785	10,769	10,816	10,712	10,610	10,664	10,593	10,651	10,635	10,657	10,710	10,664	10,575	10,622	10,789	10,937	10,949	11,147	11,163	11,334	11,494	11,528	11,789	11,738	11,776	11,773	11,791	12,003	12,182	11,944	12,184	12,297	12,400	12,618	12,545	12,522	12,478	12,640	12,684	12,604	12,442	12,297	12,400	12,448	12,538	12,664	12,656	12,548	12,538	12,553	12,544	12,269	12,102	11,777	11,338	11,400	11,173	11,453	11,156	10,675	10,558	10,952	10,914	11,253	10,977	11,234	11,303	11,185	11,168	11,179	11,112	10,847	10,684	11,165	11,588	11,560	11,422	11,534	11,264	11,451	11,556	11,818	11,992	12,157	11,881	12,006	11,824	11,896	12,142	12,139	12,182	12,120	12,309	12,291	12,439	12,571	12,654	12,730	12,721
EATON VANCE Index: Bloomberg U.S. Universal Index
Account Value [Line Items]
Line Graph and Table Measure Name													Bloomberg U.S. Universal Index
Accumulated Value	10,000	10,110	10,182	10,307	10,377	10,385	10,568	10,655	10,667	10,669	10,598	10,360		10,391	10,428	10,508	10,505	10,592	10,674	10,664	10,718	10,810	10,772	10,785	10,769	10,816	10,712	10,610	10,664	10,593	10,651	10,635	10,657	10,710	10,664	10,575	10,622	10,789	10,937	10,949	11,147	11,163	11,334	11,494	11,528	11,789	11,738	11,776	11,773	11,791	12,003	12,182	11,944	12,184	12,297	12,400	12,618	12,545	12,522	12,478	12,640	12,684	12,604	12,442	12,297	12,400	12,448	12,538	12,664	12,656	12,548	12,538	12,553	12,544	12,269	12,102	11,777	11,338	11,400	11,173	11,453	11,156	10,675	10,558	10,952	10,914	11,253	10,977	11,234	11,303	11,185	11,168	11,179	11,112	10,847	10,684	11,165	11,588	11,560	11,422	11,534	11,264	11,451	11,556	11,818	11,992	12,157	11,881	12,006	11,824	11,896	12,142	12,139	12,182	12,120	12,309	12,291	12,439	12,571	12,654	12,730	12,721
EATON VANCE Index: Bloomberg U.S. Universal Index
Account Value [Line Items]
Line Graph and Table Measure Name													Bloomberg U.S. Universal Index
Accumulated Value	10,000	10,110	10,182	10,307	10,377	10,385	10,568	10,655	10,667	10,669	10,598	10,360		10,391	10,428	10,508	10,505	10,592	10,674	10,664	10,718	10,810	10,772	10,785	10,769	10,816	10,712	10,610	10,664	10,593	10,651	10,635	10,657	10,710	10,664	10,575	10,622	10,789	10,937	10,949	11,147	11,163	11,334	11,494	11,528	11,789	11,738	11,776	11,773	11,791	12,003	12,182	11,944	12,184	12,297	12,400	12,618	12,545	12,522	12,478	12,640	12,684	12,604	12,442	12,297	12,400	12,448	12,538	12,664	12,656	12,548	12,538	12,553	12,544	12,269	12,102	11,777	11,338	11,400	11,173	11,453	11,156	10,675	10,558	10,952	10,914	11,253	10,977	11,234	11,303	11,185	11,168	11,179	11,112	10,847	10,684	11,165	11,588	11,560	11,422	11,534	11,264	11,451	11,556	11,818	11,992	12,157	11,881	12,006	11,824	11,896	12,142	12,139	12,182	12,120	12,309	12,291	12,439	12,571	12,654	12,730	12,721
EATON VANCE Index: Morningstar® LSTA® US Leveraged Loan IndexSM
Account Value [Line Items]
Line Graph and Table Measure Name													Morningstar<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> LSTA<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> US Leveraged Loan Index℠
Accumulated Value	10,000	9,935	9,882	10,155	10,356	10,449	10,451	10,600	10,680	10,772	10,861	10,890		11,016	11,077	11,133	11,142	11,191	11,231	11,227	11,304	11,299	11,343	11,411	11,424	11,469	11,580	11,603	11,636	11,684	11,703	11,717	11,803	11,851	11,932	11,929	11,821	11,520	11,813	12,001	11,981	12,178	12,152	12,181	12,279	12,245	12,302	12,247	12,319	12,516	12,586	12,419	10,883	11,373	11,805	11,939	12,173	12,354	12,433	12,458	12,735	12,907	13,060	13,137	13,137	13,204	13,281	13,330	13,328	13,391	13,478	13,513	13,492	13,578	13,628	13,558	13,564	13,593	13,246	12,959	13,235	13,435	13,129	13,259	13,418	13,473	13,833	13,913	13,908	14,055	14,029	14,346	14,531	14,701	14,842	14,840	15,021	15,268	15,371	15,511	15,643	15,737	15,885	15,941	16,049	16,151	16,266	16,406	16,542	16,636	16,750	16,768	16,716	16,707	16,966	17,103	17,252	17,329	17,405	17,444	17,506	17,617
EATON VANCE Index: Morningstar® LSTA® US Leveraged Loan IndexSM
Account Value [Line Items]
Line Graph and Table Measure Name													Morningstar<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> LSTA<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> US Leveraged Loan Index℠
Accumulated Value	10,000	9,935	9,882	10,155	10,356	10,449	10,451	10,600	10,680	10,772	10,861	10,890		11,016	11,077	11,133	11,142	11,191	11,231	11,227	11,304	11,299	11,343	11,411	11,424	11,469	11,580	11,603	11,636	11,684	11,703	11,717	11,803	11,851	11,932	11,929	11,821	11,520	11,813	12,001	11,981	12,178	12,152	12,181	12,279	12,245	12,302	12,247	12,319	12,516	12,586	12,419	10,883	11,373	11,805	11,939	12,173	12,354	12,433	12,458	12,735	12,907	13,060	13,137	13,137	13,204	13,281	13,330	13,328	13,391	13,478	13,513	13,492	13,578	13,628	13,558	13,564	13,593	13,246	12,959	13,235	13,435	13,129	13,259	13,418	13,473	13,833	13,913	13,908	14,055	14,029	14,346	14,531	14,701	14,842	14,840	15,021	15,268	15,371	15,511	15,643	15,737	15,885	15,941	16,049	16,151	16,266	16,406	16,542	16,636	16,750	16,768	16,716	16,707	16,966	17,103	17,252	17,329	17,405	17,444	17,506	17,617
EATON VANCE Index: Morningstar® LSTA® US Leveraged Loan IndexSM
Account Value [Line Items]
Line Graph and Table Measure Name													Morningstar<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> LSTA<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> US Leveraged Loan Index℠
Accumulated Value	$ 10,000	$ 9,935	$ 9,882	$ 10,155	$ 10,356	$ 10,449	$ 10,451	$ 10,600	$ 10,680	$ 10,772	$ 10,861	$ 10,890		$ 11,016	$ 11,077	$ 11,133	$ 11,142	$ 11,191	$ 11,231	$ 11,227	$ 11,304	$ 11,299	$ 11,343	$ 11,411	$ 11,424	$ 11,469	$ 11,580	$ 11,603	$ 11,636	$ 11,684	$ 11,703	$ 11,717	$ 11,803	$ 11,851	$ 11,932	$ 11,929	$ 11,821	$ 11,520	$ 11,813	$ 12,001	$ 11,981	$ 12,178	$ 12,152	$ 12,181	$ 12,279	$ 12,245	$ 12,302	$ 12,247	$ 12,319	$ 12,516	$ 12,586	$ 12,419	$ 10,883	$ 11,373	$ 11,805	$ 11,939	$ 12,173	$ 12,354	$ 12,433	$ 12,458	$ 12,735	$ 12,907	$ 13,060	$ 13,137	$ 13,137	$ 13,204	$ 13,281	$ 13,330	$ 13,328	$ 13,391	$ 13,478	$ 13,513	$ 13,492	$ 13,578	$ 13,628	$ 13,558	$ 13,564	$ 13,593	$ 13,246	$ 12,959	$ 13,235	$ 13,435	$ 13,129	$ 13,259	$ 13,418	$ 13,473	$ 13,833	$ 13,913	$ 13,908	$ 14,055	$ 14,029	$ 14,346	$ 14,531	$ 14,701	$ 14,842	$ 14,840	$ 15,021	$ 15,268	$ 15,371	$ 15,511	$ 15,643	$ 15,737	$ 15,885	$ 15,941	$ 16,049	$ 16,151	$ 16,266	$ 16,406	$ 16,542	$ 16,636	$ 16,750	$ 16,768	$ 16,716	$ 16,707	$ 16,966	$ 17,103	$ 17,252	$ 17,329	$ 17,405	$ 17,444	$ 17,506	$ 17,617